Trade And Other Receivables	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Trade and other receivables
22	Trade and other receivables

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Trade receivables	113,797	79,413
Less: loss allowance	(634)	(1,988)

	113,163	77,425
Amounts due from related parties excluded prepayments and bills receivable	1,055,539	1,153,111

Total trade receivables	1,168,702	1,230,536

Other receivables	18,240	47,737
Less: loss allowance	(139)	(140)

	18,101	47,597

Financial assets measured at amortized cost	1,186,803	1,278,133

Amounts due from related parties - prepayments	26,777	34,220
Amounts due from related parties - bills receivables (note 25)	10,000	25,000

	1,223,580	1,337,353

All of the trade and other receivables are expected to be recovered or recognized as expense within one year.
Amounts due from related parties mainly represent trade-related balances, unsecured in nature and bear no interest.
The aging analysis based on invoice date of trade receivables and amounts due from related parties excluded prepayments and bills receivable (net of allowance for doubtful debts) is as follows:

	As at 31 December 2020	As at 31 December 2021
	RMB’000	RMB’000
Within one year	1,167,222	1,230,360
Over one year within two years	1,480	27
Over two years	—	149

	1,168,702	1,230,536

Movements in the loss allowance account in respect of trade and other receivables during the period is as follows:

	Year ended 31 December
	2020	2021
	RMB’000	RMB’000
Balance at 1 January	139	773
Impairment losses recognized during the year	634	1,355

Balance at 31 December	773	2,128

As at 31 December 2020 and 31 December 2021, no trade receivable was pledged as collateral.
Sale to third parties is generally on cash basis or on letter of credit. Subject to negotiation, credit is generally only available for major customers with well-established trading records.